Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	7,184.46
Total Transaction Valuation	52,023,584.00
Total Offset Amount	0.00
Net Fee	$ 7,184.46
Offering Table N/A
Offset Table N/A	N/A